INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Borrowings, parent company loans (Details) - USD ($)	May 07, 2019	Jun. 30, 2019
Current borrowings
Borrowings:
Gross amounts		$ (82,305,056)
Gross amounts set off in the Statement of Financial Position		15,827,847
Net amounts presented in the Statement of Financial Position		(66,477,209)
Total current liabilities
Borrowings:
Gross amounts		(82,305,056)
Gross amounts set off in the Statement of Financial Position		15,827,847
Net amounts presented in the Statement of Financial Position		(66,477,209)
Current other receivables
Borrowings:
Gross amounts		17,809,676
Gross amounts set off in the Statement of Financial Position		(15,827,847)
Net amounts presented in the Statement of Financial Position		1,981,829
Total current assets
Borrowings:
Gross amounts		17,809,676
Gross amounts set off in the Statement of Financial Position		(15,827,847)
Net amounts presented in the Statement of Financial Position		$ 1,981,829
Parent company loans
Borrowings:
Notional amount	$ 15,000,000
Term	5 years
Borrowings, interest rate	10.00%